Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

Note 12:   Fair Value Measurements

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 — Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the condensed balance sheet. The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses, due to related parties are estimated to approximate the carrying values as of March 31, 2022 due to the short maturities of such instruments.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		March 31,	December 31,
Dollars in thousands	Level	2022	2021
Liabilities:
Warrant Liability – Public Warrants	1	$2,480	$11,213
Warrant Liability – Private Placement Warrants	3	1,576	6,608
Total Warrant Liability		$4,056	$17,821

The Public Warrants and Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, and are presented within Warrant liabilities on the Company’s Condensed Consolidated Balance Sheets. The warrant liabilities were measured at fair value at the closing of the Business Combination and are measured at fair value on a recurring basis, with changes in fair value presented within Interest and other income (expense), net in the Company’s Condensed Consolidated Statements of Operations.

Measurement

The Public Warrants and Private Placement Warrants are measured at fair value on a recurring basis. The measurement of the Public Warrants as of March 31, 2022 and December 31, 2021 are classified as Level 1 due to the use of an observable market quote in an active market and the subsequent measurement of the Private Placement Warrants as of March 31, 2022 and December 31, 2021 are classified Level 3 due to the use of unobservable inputs.

Input	March 31, 2022	December 31, 2021
Risk-free interest rate	2.40%	1.20%
Expected term (years)	4.60	4.80
Expected volatility	55.0%	31.4%
Stock price	$2.36	$7.41

As of March 31, 2022, the Public Warrants and Private Placement Warrants were determined to be $0.23 and $0.26 per warrant, respectively, for aggregate values of approximately $2.5 million and $1.6 million, respectively.

As of December 31, 2021, the Public Warrants and Private Placement Warrants were determined to be $1.04 and $1.09 per warrant, respectively, for aggregate values of approximately $11.2 million and $6.6 million, respectively.

The following table presents the changes in the fair value of warrant liabilities for the three months ended March 31, 2022:

		Private	Warrant
Dollars in thousands	Public	Placement	Liabilities
Valuation as of December 31, 2021	$11,213	$6,608	$17,821
Change in valuation inputs or other assumptions	(8,733)	(5,032)	(13,765)
Fair value as of March 31, 2022	$2,480	$1,576	$4,056

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

Note 15 — Fair Value Measurements

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 — Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the condensed balance sheet. The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses, due to related parties are estimated to approximate the carrying values as of December 31, 2021 due to the short maturities of such instruments.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		December 31,
Dollars in thousands	Level	2021
Liabilities:
Warrant Liability – Public Warrants	1	$11,213
Warrant Liability – Private Placement Warrants	3	$6,608
Total Warrant Liability		$17,821

The Public Warrants and Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, and are presented within Warrant liabilities on the Company’s Consolidated Balance Sheets. The warrant liabilities were measured at fair value at the closing of the Business Combination and are measured at fair value on a recurring basis, with changes in fair value presented within Other expense, net in the Company’s Consolidated Statements of Operations.

Initial Measurement

The Company established the initial fair value for the Public Warrants and Private Placement Warrants at the closing of the Business Combination. The initial value of the Public Warrants were classified as Level 1 due to the use of an observable market quote in an active market. The initial value of the Private Placement Warrants, using a Black Scholes model, were classified as Level 3 due to the use of unobservable inputs.

The key inputs into the Black Scholes model for the Private Placement Warrants were as follows at closing of the Business Combination:

Input	(Initial Measurement)
Risk-free interest rate	1.20%
Expected term (years)	5.00
Expected volatility	20.2%
Stock price	$9.62

As of the closing of the Business Combination, the Public Warrants and Private Placement Warrants were determined to be $1.25 and $1.29 per warrant, respectively, for aggregate values of approximately $13.5 million and $7.8 million, respectively.

Subsequent Measurement

The Public Warrants and Private Placement Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market and the subsequent measurement of the Private Placement Warrants as December 31, 2021 is classified Level 3 due to the use of unobservable inputs.

Input	(Initial Measurement)
Risk-free interest rate	1.20%
Expected term (years)	4.80
Expected volatility	31.4%
Stock price	$7.41

As of December 31, 2021, the Public Warrants and Private Placement Warrants were determined to be $1.04 and $1.09 per warrant, respectively, for aggregate values of approximately $11.2 million and $6.6 million, respectively.

The following table presents the changes in the fair value of warrant liabilities from the closing of the Business Combination to December 31, 2021:

		Private	Warrant
Dollars in thousands	Public	Placement	Liabilities
Initial measurement at closing of the Business Combination	$13,477	$7,821	$21,298
Change in valuation inputs or other assumptions	(2,264)	(1,213)	(3,477)
Fair value as of December 31, 2021	$11,213	$6,608	$17,821

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.